UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04020

Morgan Stanley California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Income Fund

Portfolio of Investments March 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Tax-Exempt Municipal Bonds (98.2%)
	California (95.4%)
$750	Alameda County Joint Powers Authority, 2008 Ser A (FSA Insd)	5.00%		12/01/25	$759,420
1,325	Alameda County Joint Powers Authority, 2008 Ser A (FSA Insd)	5.00		12/01/26	1,331,387
1,590	Alvord Unified School District, 2007 Election , Ser 2008 A (FSA Insd)	5.00		08/01/28	1,550,266
4,000	Anaheim Public Financing Authority, 1997 Ser C (FSA Insd)	6.00		09/01/16	4,548,760
8,000	Antelope Valley Healthcare District, Refg Ser 1997 A (FSA Insd)	5.20		01/01/20	7,368,800
2,500	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Ser 2008 F-1	5.00		04/01/39	2,355,800
1,465	Beverly Hills Unified School District, 2008 Election Ser 2009 (a)	0.00		08/01/26	573,943
3,045	Beverly Hills Unified School District, 2008 Election Ser 2009 (a)	0.00		08/01/32	816,730
5,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp Ser 2006 (a)	0.00	(b)	06/01/28	2,668,600
2,000	California Educational Facilities Authority, Mills College Ser 2005 A	5.00		09/01/29	1,754,520
2,000	California Educational Facilities Authority, Pitzer College Ser 2005 A	5.00		04/01/35	1,672,920
2,000	California Educational Facilities Authority, University of Redlands Ser 2005 A	5.00		10/01/35	1,670,420
5,000	California Educational Facilities Authority, University of San Diego Ser 1998 (AMBAC Insd)	5.00		10/01/22	5,003,550
2,000	California Educational Facilities, California College of Arts Ser 2005	5.00		06/01/35	1,270,240
4,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00		11/15/27	3,556,840
5,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00		11/15/34	4,142,700
2,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25		04/01/39	1,685,620
2,000	California Infrastructure & Economic Development Bank, California Science Center Foundation Phase II Ser 2006 B (FGIC Insd)	5.00		05/01/31	1,765,820
5,000	California Infrastructure & Economic Development Bank, Kaiser Hospital Ser 2001 A	5.55		08/01/31	4,511,800
1,000	California Municipal Finance Authority, American Heritage Education Foundation Ser 2006 A	5.25		06/01/26	706,660
2,000	California Public Works Board, Butterfield State Office 2005 Ser A	5.25		06/01/30	1,819,140
10,000	California Public Works Board, Department of Corrections Refg 1993 Ser A (AMBAC Insd)	5.00		12/01/19	9,864,500
19,730	California State Department of Water Resources, Center Valley Ser Y (FGIC Insd)	5.00		12/01/25	20,167,414
5,000	California Statewide Communities Development Authority, Adventist Health Ser 2005 A	5.00		03/01/30	4,121,350
1,050	California Statewide Communities Development Authority, Cedars-Sinai Medical Center Ser 1992 (COPs)	6.50		08/01/12	1,119,500
2,000	California, Various Purpose Dtd 04/01/02	6.00		04/01/19	2,186,360
735	Clovis Unified School District, Election of 2004 Ser A (FGIC Insd) (a)	0.00		0801/29	209,130
1,000	Corona-Norco Unified School District, Election of 2006 Ser B (AGC Insd) (a)	0.00		08/01/24	410,250
1,000	Corona-Norco Unified School District, Election of 2006 Ser B (AGC Insd) (a)	0.00		08/01/25	378,950
1,525	Corona-Norco Unified School District, Election of 2006 Ser B (AGC Insd) (a)	0.00		08/01/26	539,103
1,500	Corona-Norco Unified School District, Election of 2006 Ser B (AGC Insd) (a)	0.00		08/01/27	494,085
360	Corona-Norco Unified School District, Election of 2006 Ser B (AGC Insd) (a)	0.00		08/01/28	110,156
14,000	Duarte, City of Hope National Medical Center Ser 1999 A (COPs)	5.25		04/01/19	13,930,140
4,430	El Segundo Unified School District, Election of 2008 Ser A (a)	0.00		08/01/33	972,341
1,500	Fontana Public Financing Authority, Tax Allocation Ser 2003 A (AMBAC Insd)	5.375		09/01/25	1,389,585
9,445	Fontana Unified School District, Election of 2006, Ser B (FSA Insd) (a)	0.00		02/01/33	2,136,270
5,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1999 (MBIA Insd)	5.125		01/15/19	4,018,150
14,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1999 (a)	0.00	(b)	01/15/23	12,560,240
5,350	Gilroy Unified School District, Election of 2008 Ser A (AGC Insd) (a)	0.00		08/01/29	1,477,349
3,650	Gilroy Unified School District, Election of 2008 Ser A (AGC Insd) (a)	0.00		08/01/31	882,314
9,875	Golden State Tobacco Securitization Corporation, Asset Backed Ser 2007 A-1	5.75		06/01/47	5,544,812
3,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A	5.00		06/01/45	2,198,550
4,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A-1	5.125		06/01/47	2,010,920
6,750	Grossmont Union High School District, Election of 2004, Ser 2006 (MBIA Insd) (a)	0.00		08/01/24	2,732,332
1,750	Huntington Beach Union High School District, Ser 2004 (FSA Insd)	5.00		08/01/27	1,763,720
2,000	Independent Cities Lease Financing Authority, San Juan Mobile Estates Ser 2006 A	5.125		05/15/41	1,328,240
780	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.25		08/15/27	698,560
470	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.25		08/15/28	416,627
1,700	Kern County Water Agency Improvement District No. 4, Ser 2008 A (COPs) (AGC Insd)	5.00		05/01/28	1,638,562
5,000	Loma Linda, Loma Linda University Medical Center Ser 2005 A	5.00		12/01/20	4,101,500
20,000	Long Beach Financing Authority, Ser 1992 (AMBAC Insd)	6.00		11/01/17	22,514,400
15,000	Los Angeles Department of Water & Power, Ser 2001- A (FSA Insd)	5.25		07/01/22	15,542,700
5,000	Los Angeles Department of Water & Power, Ser 2001 A	5.125		07/01/41	4,790,600

3,000	Los Angeles Municipal Improvement Corporation, Police Headquarters Ser 2006 - A (FGIC Insd)	4.75		01/01/31	2,741,220
5,000	Los Angeles, Ser 2004 A (MBIA Insd)	5.00		09/01/24	5,155,150
10,000	Los Angeles Wastewater Refg Ser 2003 B (FSA Insd) (d)	5.00		06/01/22	10,175,600
7,500	Madera County, Valley Children’s Hospital Ser 1995 (COPs) (MBIA Insd)	6.50		03/15/15	7,954,650
940	Menifee Union School District, 2008 Election Ser C (AGC Insd) (a)	0.00		08/01/35	165,327
1,050	Menifee Union School District, 2008 Election Ser C (AGC Insd) (a)	0.00		08/01/37	158,329
840	Moorpark Unified School District, 2008 Election Ser A (AGC Insd) (a)	0.00		08/01/31	209,303
850	Oakland Joint Powers Financing Authority, Oakland Administration Buildings Refg 2008 B (AGC Insd)	5.00		08/01/25	854,981
1,215	Oakland Joint Powers Financing Authority, Oakland Administration Buildings Refg 2008 B (AGC Insd)	5.00		08/01/26	1,212,120
6,250	Paterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (a)	0.00		08/01/44	583,937
6,715	Paterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (a)	0.00		08/01/45	585,817
7,050	Paterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (a)	0.00		08/01/46	573,870
1,700	Paterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (a)	0.00		08/01/47	129,149
2,155	Placer County Water Agency, Refg Ser 2008 (COPs) (FSA Insd)	4.75		07/01/29	2,001,909
1,000	Port of Oakland, 2002 Ser L (AMT) (FGIC Insd)	5.00		11/01/21	869,480
2,530	Poway Unified School District Public Financing Authority, Ser 2007 (AMBAC Insd)	4.625		09/15/42	2,012,438
6,460	Poway Unified School District, School Facilities Improvement District#2007-1, 2008 Election Ser A (a)	0.00		08/01/32	1,512,544
2,515	Roseville Joint Union High School District, Election of 2004, Ser 2007 C (FSA Insd) (a)	0.00		08/01/24	1,000,039
1,970	Roseville Joint Union High School District, Election of 2004, Ser 2007 C (FSA Insd) (a)	0.00		08/01/25	721,650
1,350	Roseville Joint Union High School District, Election of 2004, Ser 2007 C (FSA Insd) (a)	0.00		08/01/26	460,836
2,000	San Diego County, Burnham Institute for Medical Research Ser 2006 (COPs)	5.00		09/01/34	1,329,120
5,000	San Francisco Airports Commission, San Francisco Int’l Airport Second Ser Refg Issue 27B (FGIC Insd)	5.125		05/01/26	4,847,600
4,000	San Francisco City and County, City Buildings Ser 2007 A (COPs) (FGIC Insd)	4.50		09/01/37	3,402,800
8,000	San Francisco City and County, Laguna Honda Hospital (FSA Insd)	5.00		06/15/30	7,855,760
4,000	San Francisco Public Utilities Commission, Water 2002 Ser A (MBIA Insd)	5.00		11/01/20	4,118,720
6,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refg Ser 1997 A (MBIA Insd) (a)	0.00		01/15/15	4,233,660
10,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Senior Lien Ser 1993	5.00		01/01/33	6,249,300
10,000	San Jose Airport, Ser 2001 A (FGIC Insd)	5.00		03/01/25	10,030,400
1,385	Santa Monica Community College District, 2002 Election, 2007 Ser A (FGIC Insd) (a)	0.00		08/01/22	704,369
1,385	Santa Monica Community College District, 2002 Election, 2007 Ser A (FGIC Insd) (a)	0.00		08/01/23	652,100
1,385	Santa Monica Community College District, 2002 Election, 2007 Ser A (FGIC Insd) (a)	0.00		08/01/24	605,190
1,380	Santa Monica Community College District, 2002 Election, 2007 Ser A (FGIC Insd) (a)	0.00		08/01/25	560,252
1,745	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (FGIC Insd) (a)	0.00		08/01/30	457,766
2,040	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (FGIC Insd) (a)	0.00		08/01/31	498,923
6,395	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (FGIC Insd) (a)	0.00		08/01/32	1,469,827
4,770	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (FGIC Insd) (a)	0.00		08/01/33	1,027,172
3,480	Simi Valley Unified School District, Election of 2004 Ser 2007C (FSA Insd) (a)	0.00		08/01/28	1,028,166
2,765	Simi Valley Unified School District, Election of 2004 Ser 2007C (FSA Insd) (a)	0.00		08/01/30	709,333
3,500	Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (AMBAC Insd)	8.357	(e)	07/01/15	4,332,125
2,500	Southern California Public Power Authority, Mead-Phoenix 1994 Ser A (AMBAC Insd)	8.357	(e)	07/01/15	3,094,375
2,750	Southern California Public Power Authority, Transmission Refg Ser 2002 A (FSA Insd)	5.25		07/01/18	2,915,578
5,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2005 A-1	5.50		06/01/45	2,701,000
4,000	Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corporation Ser 2006 A-1	5.00		06/01/37	2,071,200
2,050	Tustin Unified School District, School Facilities Improvement District No 2002-1, 2002 Election Ser 2008 C (FSA Insd)	5.00		06/01/28	1,999,508
10,000	University of California, Ser 2007 J (FSA Insd)	4.50		05/15/31	8,682,600
10,000	University of California, Ser 2007 J (FSA Insd)	4.50		05/15/35	8,535,800
4,685	Yosemite Community College District, Election of 2004 Ser 2008 C (FSA Insd) (a)	0.00		08/01/24	2,046,221
					319,019,860

	Puerto Rico (2.8%)
6,365	Puerto Rico Commonwealth, Ser 1998	4.75		07/01/23	5,051,710
3,680	Puerto Rico Public Buildings Authority, 2002 Ser D (AMBAC Insd) (a)	0.00	(b)	07/01/17 (c)	3,537,290
1,320	Puerto Rico Public Buildings Authority, 2002 Ser D (AMBAC Insd) (a)	0.00	(b)	07/01/31	914,390
					9,503,390

	Total Tax-Exempt Municipal Bonds (Cost $353,107,275)				328,523,250

	Short-Term California Tax-Exempt Municipal Obligations (0.8%)
2,700	California Infrastructure & Economic Development Bank, Jewish Community Center of San Francisco Ser 2008 (Demand 04/01/09) (Cost $2,700,000)	0.30	(f)	12/01/31	2,700,000

	TOTAL INVESTMENTS (Cost $355,807,275) (g) (h)			99.0%	331,223,250

	OTHER ASSETS IN EXCESS OF LIABILITIES			1.0	3,337,655

	NET ASSETS			100.0%	$334,560,905

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
(a)	Capital appreciation bond.
(b)	Security is a “step-up” bond where the coupon increases on a predetermined future date.
(c)	Prerefunded to call date shown.
(d)	A portion of this security has been physically segregated in connection with open futures contracts.
(e)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction
	rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of
	$7,426,500 which represents 2.2% of net assets.
(f)	Current coupon of variable rate demand obligation.
(g)	Securities have been designated as collateral in connection with open futures contracts and inverse floating rate municipal obligations.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at March 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

288	Long	U.S. Treasury Note Future 10 Year
		June 2009	$35,734,501	$77,154
35	Short	U.S. Treasury Note Future 5 Year
		June 2009	(4,156,797)	(61,612)
75	Short	U.S. Treasury Note Future 2 Year
		June 2009	(16,341,796)	(73,201)
137	Short	U.S. Treasury Bond Future 20 Year
		June 2009	(17,769,329)	(570,205)
245	Short	Swap Future 10 Year
		June 2009	(30,977,187)	(737,538)

		Net Unrealized Depreciation		$(1,365,402)

Morgan Stanley California Tax-Free Income Fund

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$331,223,250	—	$331,223,250	—
Other Financial Instruments*	(1,365,402)	$(1,365,402)	—	—
Total	$329,857,848	$(1,365,402)	$331,223,250	—

* Other financial instruments include futures contracts.

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees.  The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price.  The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant.  The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.  Short- term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2009